Other Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Other Receivables [Abstract]
Schedule of other receivables
	December 31,
	2015	2014
Deposits to supermarkets	$37,913	$130,105
Interest receivable – related party	50,433	-
Travel advances to employees	62,855	16,760
Others	1,208	10,918
	152,409	157,783
Less: allowance for doubtful accounts	(117,164)	(4,079)
	$35,264	$153,704